UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.

<r>	☐
Post-Effective Amendment No.	51	☒

</r>

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code:	(317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.
Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

<r>

☐	immediately upon filing pursuant to paragraph (b)

☒ on December 30, 2005 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

</r><r>

StoneRidge Small Cap Growth Fund

Prospectus dated December __, 2005

7 Great Valley Parkway, Suite 290

Malvern, PA 19355

(800) 441-6978

</r>

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

<r>                                                                                                             Page

</r>

<r>

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

</r>

Principal Strategies

The Fund invests primarily in common stocks of small capitalization U.S. companies (those with a market capitalization between $100 million and $2 billion) that the Fund’s advisor believes will outperform other stocks. In making stock selections, the advisor first uses a proprietary multi-factor screening tool which focuses on earnings, the advisor’s assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market, and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the advisor then examines fundamental characteristics (such as industry conditions and outlook, market position and management’s ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. In addition, it is possible that a significant portion of the Fund’s portfolio may be invested in initial public offerings (IPOs). The advisor will select IPOs based on the above-described fundamental characteristics of the companies. The Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies.

The Fund may sell a stock if the advisor believes the company’s prospects have declined, if the advisor learns negative information about the company’s underlying fundamentals or to rebalance the composition of the Fund’s portfolio.

Principal Risks of Investing in the Fund

•		Small company risk. The risks associated with investing in smaller companies include:
	•	The earnings and prospects of smaller companies are more volatile than those of larger companies.
	•	Smaller companies may experience higher failure rates than do larger companies.
•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management depth. These factors could negatively affect the price of the stock and reduce the value of the Fund.

•	IPO risk. Most IPOs involve a high degree of risk not normally associated with an investment in more seasoned companies.
	•	Because most IPOs involve smaller companies, the risk factors described above apply to IPOs.
	•	Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
	•	Stock prices of IPOs can also be highly unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
•

The IPO market tends to favor certain industry sectors. As a result, the Fund may invest a significant portion of its assets in those favored sectors (such as technology or communications). Companies within a sector may share common characteristics and are likely to react similarly to negative market, regulatory or economic developments. A negative development that affects one stock in a sector could affect the value of all stocks in the Fund’s portfolio that are in that sector.

•

Liquidity risk. Smaller companies are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the advisor would like to sell. The advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

•

Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Portfolio turnover risk. The Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

• An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
• The Fund is not a complete investment program.
• As with any fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:
•	long term investors seeking a fund with a growth investment strategy
•	investors willing to accept price fluctuations in their investment
•	investors who can tolerate the risks associated with common stock investments
•	investors willing to accept the greater market price fluctuations of smaller companies

<r>

General

The Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with the stated investment objectives.

The investment objective and strategies of the Fund may be changed without shareholder approval upon 60 days written notice to shareholders.

HOW THE FUND HAS PERFORMED

Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The table shows how the Fund’s (including the predecessor fund’s) average annual total returns compare over time to those of a broad-based securities market index.

StoneRidge Small Cap Growth Fund Year-by-Year Total Return As of December 31st1,2

(Chart Omitted)

1 The Fund acquired the assets and liabilities of the StoneRidge Small Cap Growth Fund, a series of AmeriPrime Advisors Trust, in a tax-free reorganization on January 3, 2003. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Predecessor Fund’s returns from year to year.

2 The Fund’s year to date return as of September 30, 2005 was 1.07%.

</r>

During the period shown, the highest return for a quarter was 39.28% (4th quarter, 2001); and the lowest return was –34.51% (3rd quarter, 2001).

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2004)

<r>

The Fund	1 Year	5 Year	Since Inception (October 1, 1999)
Return Before Taxes	13.72%	-3.08%	3.03%
Return After Taxes on Distributions[1]	13.72%	-4.82%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.91%	-2.95%	2.17%
Index (reflects no deductions for fees, expenses and taxes)
Russell 2000 Growth Index	14.31%	-3.57%	2.24%

</r>

1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts.

<r>

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee[1,2]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	1.00%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.47%
Expense Reimbursement[3]	0.22%

Net Expenses                                                                           1.25%

1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund charges a 2.00% redemption fee on shares redeemed within 30 days after they are purchased. The Fund may waive this fee for mandatory retirement plans, for systematic withdrawal plans and in certain other limited circumstances.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2006 to maintain the Fund’s

Total Annual Operating Expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest expense and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 1.25% of the Fund’s average daily net assets.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example assumes that the expenses listed above remain the same and that they are maintained at the rates described. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$127	$443	$782	$1,739

</r>

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

<r>

The minimum initial investment in the Fund is $1,000. Subsequent investments are subject to a minimum of $100 for each account. The advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker/dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form which accompanies this Prospectus; and
•	a check made payable to the Fund;

Mail the completed application and check to:

U.S. Mail	StoneRidge Small Cap Growth Fund	Overnight:	StoneRidge Small Cap Growth Fund

                c/o Unified Fund Services, Inc.                                              c/o Unified Fund Services, Inc.

              P.O. Box 6110                                                                            431 North Pennsylvania Street

Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 441-6978 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to the minimum investment requirement) by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name of your account(s),
•	your account number(s),
•	a check made payable to StoneRidge Small Cap Growth Fund

Checks should be sent to the StoneRidge Small Cap Growth Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (800) 441-6978.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.

Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	StoneRidge Small Cap Growth Fund	Overnight:	StoneRidge Small Cap Growth Fund

                 c/o Unified Fund Services, Inc.                                            c/o Unified Fund Services, Inc.

              P.O. Box 6110                                                                            431 North Pennsylvania Street

Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. Please call Shareholder Services at (800) 441-6978 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (800) 441-6978. The Fund, the transfer agent, and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds from shares withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information - If you are not certain of the requirements for a redemption, please call Shareholder Services at (800) 441-6978. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your Fund shares is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the amount of your investment in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends to its shareholders annually. The Fund typically distributes its net long term capital gains and its net short term capital gains annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by the Funds on an annual basis.

The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at longer-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

</r>

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate

taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate

taxpayers*

Sales of shares

(including redemptions) owned	Gains taxed at generally maximum 15%
more than one year	on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains are taxed at the same rate as ordinary
for one year or less	income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

<r>

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

</r>

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUNDS

<r>

StoneRidge Investment Partners, LLC, 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, serves as investment advisor to the Fund. In this capacity, StoneRidge Investment Partners is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio and managing the Fund’s business affairs. StoneRidge Investment Partners was formed in 1999.

For the fiscal year ended August 31, 2005, the advisor received an annual fee from the Fund equal to 1.00% of the Fund’s average daily net assets. The advisor contractually has agreed to waive and/or reimburse the expenses of the Fund, but only to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expense, at 1.25% of the average daily net assets of the Fund through December 31, 2006.

The advisor (not the Fund) may pay certain Financial Intermediaries a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Fund’s annual report for the fiscal year ended August 31, 2005 contains information about the factors that the Board of Trustees considered in approving the Fund’s management agreement with StoneRidge Investment Partners.

Portfolio Managers

The Fund is managed on a day-to-day basis by an investment team, comprised of sector specialists. Each of the sector specialists conducts fundamental, bottom-up research on the companies within their sector(s). The six team members are responsible for identifying securities for investment by the Fund, determining when securities should be purchased or sold, and monitoring the Fund’s investments within their sector on an ongoing basis. The investment team meets twice daily and consists of the following individuals:

Joseph E. Stocke, CFA is the Chief Investment Officer of the advisor. He has served as co-portfolio manager of the Fund since its inception, and currently covers the consumer discretionary and consumer staples sectors. Mr. Stocke, a managing director and co-founder of the advisor, was Chief Investment Officer and head of equity investment at Meridian Investment Company. Mr. Stocke has over 22 years of investment experience and was with Meridian from 1983 to 1999.

Philip H. Brown II, CFA is a managing director and co-founder of the advisor. He has served as co-portfolio manager of the Fund since its inception, and covers the financial sector. Mr. Brown was President of Meridian Investment Company where he also served as an equity portfolio manager. He was with Meridian from 1983 to 1999 and has over 34 years of investment experience.

Lester Rich, CFA is a managing director and co-founder of the advisor. He has served as co-portfolio manager of the Fund since its inception, and covers the industrial, materials, and energy sectors. Mr. Rich was an equity portfolio manager at Meridian Investment Company, has over 20 years of investment experience, and was with Meridian from 1990 until 1999.

Daniel H. Cook is a managing director and co-founder of the advisor. He has served as co-

portfolio manager of the Fund since its inception, and currently covers the technology and telecom sectors. Mr. Cook was an equity portfolio manager at Meridian Investment Company, has over 19 years of investment experience, and was with Meridian from 1986 to 1999.

David M. Killian is a member of the equity portfolio management team at the advisor. He has responsibility for the utility sector and assists Philip Brown within the financial sector as well. Prior to joining the advisor in 1999, he was Vice President and fixed income portfolio manager for First Union National Bank, where he managed nearly $1 billion for individual clients. Mr. Killian joined First Union in 1993 and has 12 years of investment experience.

Kenneth R. Martin-Halpine, CFA is a portfolio manager at the advisor. He manages the health care sector for the advisor’s investment mandates. Prior to joining StoneRidge in August 2004, Mr. Martin-Halpine was an Equity Analyst with Emerald Asset Management and has over 9 years of investment experience.

Daniel Kinkade is a quantitative analyst and has primary responsibility for maintenance of the advisor’s multi-factor screening tool. Prior to joining StoneRidge in November 2004, Mr. Kinkade served as a Quantitative Research Analyst of Advantage Capital Management and has over six years experience in fundamental and quantitative research.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including each portfolio manager’s compensation, other accounts that they manage, and their ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of the Fund (including its predecessor) since the Fund’s inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information for the years ended August 31, 2005 and 2004 has been audited by Cohen McCurdy Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. Information for all other years was audited by the Fund’s previous auditors.

</r>

(a)	Net investment income per share is based on the average shares outstanding during the period.
(b)	Redemption fees resulted in less than $0.005 per share.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi Annual Reports detail the Fund’s actual investments as of their report dates. The reports may also include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (“SAI”): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (800) 441-6978. You may also request other information about the Fund and make shareholder inquiries. As of the date of this Prospectus, the Fund did not have a web-site.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: href="mailto:publicinfo@sec.gov">publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

</r>

Investment Company Act #811-21237<r>

STONERIDGE SMALL CAP GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

December __, 2005

________________

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the StoneRidge Small Cap Growth Fund dated December __, 2005. This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2005. A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling (800) 441-6978.

TABLE OF CONTENTS	PAGE

DESCRIPTION OF THE TRUST AND THE FUND	25

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS            26

INVESTMENT LIMITATIONS	31
THE INVESTMENT ADVISOR	34
TRUSTEES AND OFFICERS	37
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	42
PORTFOLIO TURNOVER	43
PORTFOLIO TRANSACTIONS AND BROKERAGE	43
DISCLOSURE OF PORTFOLIO HOLDINGS	45
PROXY VOTING POLICY	47
DETERMINATION OF NET ASSET VALUE	48
REDEMPTION IN-KIND	49
STATUS AND TAXATION OF THE FUND	50
CUSTODIAN	52
FUND SERVICES	52
INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS	53
DISTRIBUTOR	54
FINANCIAL STATEMENTS	54

DESCRIPTION OF THE TRUST AND THE FUND

The StoneRidge Small Cap Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is StoneRidge Investment Partners, LLC (the “Advisor”). The Fund acquired all of the assets and liabilities of StoneRidge Small Cap Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”) in a tax-free reorganization on January 3, 2003. The Predecessor Fund commenced operations on October 1, 1999.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see

“How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A.        Equity Securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts (“ADRs”), rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. The Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

B.        Corporate Debt Securities. The Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody’s drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor reasonably determines that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

C.        U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

D.        Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

E.        Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.

F.        Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

</r>

(1)       Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year) at a stated or variable interest rate.

(2)       Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

(3)	Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

<r>

G.        Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fund will not invest more than 5% of its net assets in asset-backed or receivable-backed securities.

H.        Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund’s net assets.

I.         Foreign Securities. The Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Fund will not invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

J.          Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government Obligations”). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the SAI, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.         Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.         Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.         Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.         Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.         Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.         Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.         Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.       Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

</r>

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within 90 days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations-Fundamental” above).

<r>

1.         Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.         Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.         Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.         Options. The Fund will not purchase or sell puts, calls, options or straddles.

5.         Illiquid Investments. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to legal or contractual restrictions on resale.

6.         Name Rule. Normally, the Fund will invest at least 80% of its assets in equity securities of small capitalization U.S. companies. This policy may not be changed without at least 60 days written notice to shareholders.

7.         Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

</r>

THE INVESTMENT ADVISOR

The Advisor is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Joseph E. Stocke, CFA, Philip H. Brown II, CFA, Lester Rich, CFA and Daniel H. Cook are the controlling members of the Advisor.

<r>

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.00% of the average daily net assets of the Fund, computed and accrued daily and paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse Fund expenses through December 31, 2006 to maintain the Fund’s total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest expense and dividends on securities sold short), taxes, and extraordinary expenses at 1.25% of the Fund’s average daily net asset value.

The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver	Net Advisory Fees Paid
August 31, 2003	$242,378	$49,077	$193,301
August 31, 2004	$ 304,614	$ 54,102	$250,512
August 31, 2005	$295,784	$63,966	$231,818

</r>
General Information

The Advisor retains the right to use the name “StoneRidge” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “StoneRidge” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

<r>

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Joseph E. Stocke, CFA; Philip H. Brown II, CFA; Lester Rich, CFA; Daniel H. Cook; David M. Killian; Kenneth R. Martin-Halpine, CFA and Daniel Kinkade, all serve on the Advisor’s investment team and are equally responsible for making the investment decisions for the Fund (each, a “Portfolio Manager”). The investment team, as a whole, is also jointly responsible for making all investment decisions for the Advisor’s other clients. As of August 31, 2005, each Portfolio Manager was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	1	$23,288,377	N/A	N/A
Other Accounts	144	$602,861,057	1	$17,243,504

Each Portfolio Manager is compensated for his services by the Advisor. Each Portfolio Manager’s compensation consists of a fixed salary and a discretionary bonus that is based, among other things, (i) the particular Manager’s contribution to the success of the overall portfolio management process and (ii) the performance of that manager's respective sector (determined on a pre-tax basis) as compared to the relevant sector as included in the Russell 1000 Growth Index. The Portfolio Managers’ compensation is not tied to the performance of the Fund or any private client account. Like all employees of the Advisor, each Portfolio Manager participates in the Advisor’s profit sharing and 401(k) defined contribution pension plans. As non-managing directors, Messieurs David M. Killian, Kenneth R. Martin-Halpine and Daniel Kinkade also participate in a deferred, non-cash equity plan which allows the Advisor’s employees to participate in the growth of the firm.

As set forth above, the Portfolio Managers provide investment advisory and other services to clients other than the Fund. In addition, each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members. The Fund has no interest in these activities. As a result of the foregoing, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the Portfolio Managers may manage such other accounts on terms that are more favorable than the terms on which the Advisor manages the Fund, such as in cases where the Advisor receives higher fees from the other accounts than the management fee received from the Fund, or the one separate account with respect to which Advisor receives a management fee.

There may be circumstances under which the Portfolio Managers will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the Portfolio Managers commit to such investment. There also may be circumstances under which the Portfolio Managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts.

It is generally the Advisor’s policy that investment decisions for all accounts managed by the Portfolio Managers be made based on a consideration of the accounts’ respective investment objectives and policies, and other needs and requirements affecting the accounts; and that investment transactions and opportunities be fairly allocated among the Fund and other accounts. For example, the Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Advisor. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and reduce commissions in order to benefit the Fund and other client accounts. In the event that the Advisor wants to purchase or sell the same security for the Fund and multiple client accounts on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis. To the extent that the Fund and another of the Advisor’s clients seek to acquire the same security at the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.

As of August 31, 2005, the Portfolio Managers’ ownership of shares of the Fund was as follow:

Portfolio Manager	Dollar Range of Fund Shares
Messieurs Joseph E. Stocke, CFA	Over $1 million
Philip H. Brown II, CFA	Over $1 million
Lester Rich, CFA	$100,001 to $500,000
Daniel H. Cook	$100,001 to $500,000
David M. Killian	$10,001 to $100,000
Kenneth R. Martin-Halpine, CFA	$1 to $10,000
Daniel Kinkade	None

</r>

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

<r>

Name, Address*, (Date of Birth), Position with Trust,** and Term of Position	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Non-voting Chairman of Investment Committee of WH Donner Foundation and WH Donner Canadian Foundation since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

*	The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

</r>

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

<r>

Name, Address*, (Date of Birth), Position with Trust,** and Term of Position	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Freddie Jacobs, Jr., CPA (1970)**** Chief Financial Officer and Treasurer, July 2005 to present

Vice President of Unified Fund Services, Inc., the Trust’s administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975)**** Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

**** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy after the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None

* The Trust currently consists of 34 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees’ and officers’ fees and expenses of the Trust are Fund Complex expenses and each series incurs its expenses at the same rate.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$ 1,059	$0	$0	$36,000
Stephen A. Little, Chairman of the Board	$1,059	$0	$0	$36,000
Daniel Condon, Trustee	$706	$0	$0	$24,000

Non-Independent Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ronald C. Tritschler, Trustee	$706	$0	$0	$24,000
Anthony Ghoston, President and CEO	$0	$0	$0	$0
Freddie Jacobs, CFO and Treasurer	$0	$0	$0	$0
Lynn Wood, Chief Compliance Officer	$4,265	$0	$0	$145,000
Heather Barnes, Secretary	$0	$0	$0	$0

* The Trust currently consists of 34 series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of November 15, 2005, the following persons were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	32.93%	Record
Carey & Co. 7 Eastern Oval Columbus OH 43219	21.70%	Record

First Union National Bank 1525 West WT Harris Blvd Charlotte, NC 28288	8.65%	Record
State Street Bank & Trust 125 Sunnynoll Court Winston Salem, NC 21706	8.36%	Record
Community Foundation for Capital Region P.O. Box 94871 Cleveland, OH 44101	6.55%	Record
FUNB 1525 West WT Harris Blvd Charlotte, NC 28288	5.05%	Record

As of November 15, 2005 the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action and, as a result, may have portfolio turnover rates in excess of 100%. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. At 113.07%, the turnover rate for the Fund for the fiscal year ended August 31, 2005 remained consistent with its historical rates, which have generally been in the range of 75% to 150%, as the Fund is actively managed.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the

Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Advisor may receive numerous research reports and news services that allow the Advisor’s portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients’ portfolio holdings.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. The following table describes the brokerage transactions directed to brokers during the fiscal year ended August 31, 2005 due to research services provided to the Advisor.

Amount of Transactions	Brokerage Commissions
$77,077,830	$221,227

</r>

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

<r>

To the extent that the Fund and another of the Advisor’s clients seek to acquire the same security at the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

The following table describes the brokerage commissions paid by the Fund for the last three fiscal years.

Fiscal Year Ended August 31, 2003	Fiscal Year Ended August 31, 2004	Fiscal Year Ended August 31, 2005
$217,414	$263,061	$221,227

The Trust, the Advisor and the Fund’s Distributor have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of each Code from the SEC.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Advisor, nor any of its affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.     The Fund also may post its complete portfolio holdings to the Advisor’s website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If the Advisor’s website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

The Fund currently has ongoing arrangements to release monthly portfolio holdings within 10 days after the end of each month to Colonial Consulting Corp., CTC Consulting, Watson Wyatt and Westcott Financial Advisory Group (collectively, the “Consultants”). The information is used by the Consultants to provide investment consulting services to clients that are existing or potential investors in the Fund. Information is released pursuant to an agreement between the Advisor and the Consultant, pursuant to which the Consultant agrees to keep the information strictly confidential and not to disclose the information to any person, except for the Consultant’s clients who reasonably need to know the contents of the information in connection with their existing or potential investment and who agree to keep the information strictly confidential. The agreement further states that the Consultant is not authorized to use the confidential information in a manner adverse to the interests of the Funds’ shareholders or for personal trading by the Consultant or its personnel.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor and its affiliated persons are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

</r>

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions.

<r>

The Advisor’s policy recognizes that although “ordinary business matters” of a public company are primarily the responsibility of its management, subject to oversight by the board of directors, the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have a substantial economic impact on shareholders. The Advisor’s policy provides that it will pay particular attention to the following three factors in exercising its proxy voting responsibilities: (1) accountability of management to the board and of the board to shareholders; (2) alignment of management and shareholder interests; and (3) transparency and promotion of timely disclosure of information about a company’s business operations and financial performance. In most instances, the Advisor will vote in accordance with ISS Proxy Voting Guidelines. However, in the event a majority of the Advisor’s portfolio managers disagree with a particular ISS recommendation, it will utilize third-party vendor services to provide the necessary research to assist the Advisor in determining how to vote the proxy.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at 800-441-6978 to request a copy by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within 3 days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on new Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Fund accounting agent maintains a pricing review committee, and the committee may, from time to time, seek valuation directly from an Independent Trustee on good faith pricing issues. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

</r>

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

<r>

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

An example of how the Fund calculated its net asset value per share as of the fiscal year ended August 31, 2005 is as follows:

$30,438,261	= $6.39
4,761,215

</r>

Redemption In-Kind

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Status and Taxation of the Fund

<r>

The Fund was organized as series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. Qualification generally will relieve the Fund of liability for federal income taxes. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

• Diversify its investments in securities within certain statutory limits; and
• Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of August 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $8,684,008 of which $3,609,905 expires in 2011, and $5,074,103 expires in 2012.

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

</r>

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

<r>

The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as a long-term instead of a short-term capital loss, to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Unified Fund Services, Inc. (“Unified”), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund’s transfer agent, administrator, fund accountant and dividend disbursing agent. A Trustee and certain officers of the Trust are members of management of Unified and/or shareholders of the parent company of Unified. Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund’s assets up to $50 million, 0.040% of the Fund’s assets from $50 million to $100 million, 0.030% of the Fund’s assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund’s assets under $50 million, 0.070% of the Fund’s assets from $50 million to $100 million, 0.050% of the Fund’s assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For its services, Unified received the following from the Fund during the last three fiscal years:

Small Cap Fund	Fiscal Year Ended August 31, 2003	Fiscal Year Ended August 31, 2004	Fiscal Year Ended August 31, 2005
Administrative Fees	$30,000	$30,227	$31,650
Transfer Agency Fees	$16,521	$18,620	$17,334
Fund Accounting Fees	$20,001	$19,945	$19,772

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

The firm of Cohen McCurdy, Ltd., 800 Westpoint Parkway, Suite 1100 Westlake, Ohio 44145, has been selected as independent registered public accountants for the Fund for the fiscal year ending August 31, 2006. Cohen McCurdy, Ltd. will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

The financial statements and independent auditors’ report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund’s Annual Report to shareholders for the period ended August 31, 2005. The Trust will provide the Annual Report without charge upon written request or request by telephone.

</r>

PART C. OTHER INFORMATION

<r>

Item 22. Exhibits

(1) (a) Financial Statements included in Part A: Financial Highlights Table for the StoneRidge Small Cap Growth Fund.

(b) Financial Statements included in Part B: Audited Financial Statements for the StoneRidge Small Cap Growth Fund..

</r>

(2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(b) By-laws adopted as of October 17, 2002 – Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c) Instruments Defining Rights of Security Holders – None.

(d) Investment Advisory Contracts.

1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

<r>

2. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

1. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 – Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

3. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

5. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

6. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

7. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

8. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant's registration statement

1. on Form N-1A dated September 28, 2004 and incorporated herein by reference.

2. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

3. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

5. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 – Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

6. Copy of Registrant's Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

7. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

8. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

9. Copy of Registrant's Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant's registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

10. Copy of Registrant's Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant's registration statement on Form N-1A dated July 27 and incorporated herein by reference.

1. Copy of Registrant's Management Agreement with The Roosevelt Investment Group with respect to the Bull Moose Growth Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

2. (a) Copy of Registrant's Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

   (b) Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

3. (a) Copy of Registrant's Management Agreement with Iron Financial Management, Inc. with regard to Iron Market Opportunity Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

   (b) Form of Side Letter Agreement with Iron Market Financial Management, Inc. regarding fee waiver and expense reimbursement with respect to the Iron Market Opportunity Fund – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

4. (a) Copy of Registrant's Management Agreement with Nashville Capital Corporation with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

   (b) Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Fixed Income Fund – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

5. Copy of Sub-advisory Agreement between Nashville Capital Corporation and Howe & Rusling Inc. with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

6. (a) Copy of Registrant's Management Agreement with Nashville Capital Corporation with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b) Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Value Fund – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

1. Copy of Sub-advisory Agreement between Nashville Capital Corporation and Robinson Investment Group, Inc. with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

2. (a) Copy of Registrant's Management Agreement with Nashville Capital Corporation with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

   (b) Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Large Cap Growth Fund – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

3. Copy of Sub-advisory Agreement between Nashville Capital Corporation and Northstar Capital Management Inc. with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

5. (a) Copy of Registrant's Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

   (b) Form of Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant's registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(a) Copy of Registrant's Management Agreement with The Symphony Wealth Management, LLC. with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A November 30,

1. 2005 and incorporated herein by reference.

(b) Form of Side Letter Agreement with The Symphony Wealth Management regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant's registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

2. a) Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b) Form of Side Letter Agreement with The between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant's registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

3. (a) Copy of Registrant's Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b) Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

4. (a) Copy of Registrant's Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b) Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

5. (a) Copy of Registrant's Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b) Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

</r>

(2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

<r>

(5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(6) Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

</r>

(f) Bonus or Profit Sharing Contracts – None.

<r>

(g) Custodian Agreements.

(1) Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2) (a) Custodian Agreement. Copy of Registrant's Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b) Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

3 Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h) (1) Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., – Filed with Registrant's registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2) (a) Sub-Administration Agreement by and among Unified Fund Services, Inc., Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds, dated as of September 23, 2005.

(b) Letter Agreement between Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds waiving fees for 2006 fiscal year.

(i) Legal Opinion and Consent – None.

(j) Other Opinions – Consent of McCurdy & Associates issued in connection with use of the audited financial statements of StoneRidge Small Cap Growth Fund – Filed herewith.

</r>

(k) Omitted Financial Statements – None.

(l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

<r>

(2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

</r>

(3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

<r>

(6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(7) Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund – Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

(8) Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant's registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(9) Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(10) Copy of Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(11) Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(12) Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant's registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(13) Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(14) Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C

shares – Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(15) Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(n) (1) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2) Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund – Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(3) Copy of Rule 18f-3 Plan for each of the GERONIMO Funds – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(o) Reserved.

(p) (1) Registrant's Amended Code of Ethics – Filed with Registrant's registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

</r>

(2) Code of Ethics for Senior Executive Officers – Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q) (1) Registrant's Revised Proxy Voting Policy – Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC – Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

<r>

(5) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant's registration statement on Form N-1A dated February 25,

2005 and incorporated herein by reference.

(6) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(7) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(8) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(9) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(10) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(11) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(12) Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(13) Proxy Voting Policy and Procedures adopted by Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund – Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(14) Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(15) Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group, Inc. with regard to the Chicken Little Growth Fund – Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(16) Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(17) Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(18) Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund – Filed with Registrant's registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

</r>

Item 23. Persons Controlled by or Under Common Control with Registrant

None.

Item 24. Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

> Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers

<r>

1. Archer Investment Corporation ("Archer") serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system, and available on the Investment Adviser Public Disclosure Website ("IAPD").

1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

2. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

3. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

4. Chicken Little Fund Group, Inc. ("CLG") serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

5. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

6. Dobson Capital Management, Inc. serves as investment adviser to the Dobson Covered Call Fund, a series of Registrant. Mr. Charles Dobson serves as President of Dobson. Further information about Dobson can be obtained from the Form ADV Part I of Dobson available on the IAPD.

7. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

8. Financial Counselors, Inc. ("FCI") serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

1. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

2. GERONIMO Partners Asset Management ("GERONIMO") serves as the investment adviser for the GERONIMO Funds, each a series of the Trust. Mr. David Prokupek serves as Managing Member and Chief Investment Officer. Further information about GERONIMO, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

3. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

4. Howe & Rusling, Inc. ("H&R") serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

5. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

6. Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

7. Leader Capital Corporation ("Leader") serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

8. Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

Nashville Capital Corporation ("NCC") serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence

1. Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

2. Northstar Capital Management, Inc. ("Northstar") serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

3. Polynous Capital Management, Inc. ("Polynous") serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

4. Quixote Capital Management, LLC ("Quixote") serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

5. Robinson Investment Group, Inc. ("Robinson") serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

6. SMI Advisory Services, LLC ("SMI") serves as investment advisor to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

7. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I available on the IAPD.

8. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment advisor for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

9. The Roosevelt Investment Group ("Roosevelt") serves as investment advisor to the Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

1. The Symphony Wealth Management ("Symphony") serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

2. Breen Financial Corporation ("Breen") serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

</r>

Item 26. Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

<r>

(a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Ancora Funds, Eastern Point Advisors Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

</r>

(b) The directors and officers of Unified Financial are as follows:

<r>

Name	Title	Position with Trust
Gregory S. Drose	President	None
Thomas G. Napurano	Director, CFO and Exec. Vice President	None
Stephen D. Highsmith, Jr.	Director and Senior Vice President	None
D. Eric McKenzie	Assistant Vice President	None
Karyn E. Cunningham	Controller	None
Terry Gallagher	Chief Compliance Officer	None

</r>

(c) Not applicable.

Item 27. Location of Accounts and Records

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank
41 South High Street
Columbus, Ohio 43215
<r>
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.
</r>
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
<r>
Polynous Securities, LLC
One Pine Street, Suite 2208
San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation
7970 Clearwater Court
Indianapolis, IN 46256

Ariston Capital Management Corp
40 Lake Bellevue Drive, Suite 220
Bellevue, Washington 98005

Becker Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2185
Portland, OR 97204

Breen Financial Corporation
1603 Orrington Ave., Suite 1044
Evanston, IL 60201

Chicken Little Fund Group, Inc.
1310 Papin Street, Suite 104
St. Louis, MO 63103

Chinook Capital Management
4380 SW Macadam Ave
Suite 250

Portland, OR 97239

Crawford Investment Counsel, Inc.
100 Galleria Parkway
Suite 980
Atlanta, GA 30339

Dobson Capital Management, Inc.
1422 S. Van Ness Street
Santa Ana, California 92707

Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611

Financial Counselors, Inc.
442 West 47th Street
Kansas City, Missouri

Gamble, Jones, Morphy & Bent
301 East Colorado Blvd., Suite 802
Pasadena, California 91101

GERONIMO Partners Asset Management, LLC
700 17th Street, 24th Floor
Denver, Colorado 80202

GLOBALT, Inc.
3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305

Howe & Rusling, Inc.
120 East Avenue
Rochester, NY 14604

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, Oregon 97266

Iron Financial Management, Inc.
Two Northfield Plaza
Suite 250
Northfield, Illinois 60093

Leader Capital Corporation
121 SW Morrison St.
Suite 425
Portland, OR 97204

Marco Investment Management, LLC
300 Atlanta Financial Center
3343 Peachtree Road, NE
Atlanta, GA 30326

Nashville Capital Corporation
209 10th Avenue South
Nashville, TN 37203

Northstar Capital Management, Inc.
4400 PGA Boulevard, Suite 600
Palm Beach Gardens, Florida 33410

Polynous Capital Management, Inc.
One Pine Street, Suite 2208
San Francisco, CA 94111

Quixote Capital Management, LLC
5619 DTC Parkway, Suite 100
Greenwood Village, CO 80111

Robinson Investment Group, Inc.
5301 Virginia Way, Suite 150
Brentwood, TN 37027

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.
1050 Crown Pointe Parkway
Atlanta, GA 30338

StoneRidge Investment Partners, LLC
3421 Saint Davids Road
Newtown Square, PA 19073

The Roosevelt Investment Group
317 Madison Ave., Suite 1004
New York, New York 10017

Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

</r>

Item 28. Management Services

None.